Auditors' Remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Analysis of auditor's remuneration
Audit of group consolidated financial statements	$ 6	$ 5	$ 4
Other assurance services	3	2	3
Other non-audit services	1	1	1
Total auditors’ remuneration	$ 10	$ 8	$ 8